UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallington Asset Management, LLC
Address:  8900 Keystone Crossing, Suite 1015
          Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Enrique Rendon
Title:    Chief Compliance Officer
Phone:    317-575-8670

Signature, Place, and Date of Signing:

      /s/ Enrique Rendon             Indianapolis, IN            July 27, 2012
      ------------------             ----------------            -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          126
                                         -----------

Form 13F Information Table Value Total:  $   202,429
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M Co.                                   COM      88579Y101       4,444      49,602 SH       Sole                 49,602
AT&T Inc.                                COM      00206R102       5,704     159,969 SH       Sole                159,969
Abbott Laboratories                      COM      002824100          32         500 SH       Sole                    500
Acco Brands Corp.                        COM      00081T108          33       3,215 SH       Sole                  3,215
Aflac Inc.                               COM      001055102       3,170      74,434 SH       Sole                 74,434
Alcoa Inc.                               COM      013817101           3         400 SH       Sole                    400
Allstate Corp.                           COM      020002101          11         306 SH       Sole                    306
American Express Co.                     COM      025816109          23         400 SH       Sole                    400
American Tower Corp.                     COM      03027x100       3,090      44,200 SH       Sole                 44,200
Amgen Inc.                               COM      031162100       4,318      59,222 SH       Sole                 59,222
Anglogold Ashanti Ltd. (ADR)             COM      035128206          14         400 SH       Sole                    400
Apple Inc.                               COM      037833100          23          40 SH       Sole                     40
Atmel Corp.                              COM      049513104           4         600 SH       Sole                    600
Automatic Data Processing Inc.           COM      053015103          22         400 SH       Sole                    400
Bank of America Corp.                    COM      060505104          10       1,192 SH       Sole                  1,192
Bank of New York Mellon Corp.            COM      064058100           5         241 SH       Sole                    241
Baxter International Inc.                COM      071813109       2,022      38,044 SH       Sole                 38,044
Berkshire Hathaway Inc. Class            COM      084670702          62         742 SH       Sole                    742
Boeing Co.                               COM      097023105         651       8,766 SH       Sole                  8,766
Bristol-Myers Squibb Co.                 COM      110122108       4,494     125,020 SH       Sole                125,020
CBS Corp                                 COM      124857202          37       1,129 SH       Sole                  1,129
CVS Caremark Corp.                       COM      126650100       6,342     135,710 SH       Sole                135,710
Canadian Natural Resources Ltd           COM      136385101         204       7,600 SH       Sole                  7,600
Caterpillar Inc.                         COM      149123101         122       1,440 SH       Sole                  1,440
Cenovus Energy Inc.                      COM      15135U109       1,504      47,300 SH       Sole                 47,300
Chevron Corp.                            COM      166764100         103       1,075 SH       Sole                  1,075
Chiquita Brands International            COM      170032809           0           7 SH       Sole                      7
Cisco Systems Inc.                       COM      17275R102       3,507     204,231 SH       Sole                204,231
Coach Inc.                               COM      189754104       6,158     105,300 SH       Sole                105,300
Colgate-Palmolive Co.                    COM      194162103       6,900      66,287 SH       Sole                 66,287
Comcast Corp.                            COM      20030n101         269       8,423 SH       Sole                  8,423
ConocoPhillips                           COM      20825C104       2,041      36,531 SH       Sole                 36,531
Crane Co.                                COM      224399105          44       1,200 SH       Sole                  1,200
Cubic Corp.                              COM      229669106         248       5,160 SH       Sole                  5,160
Cummins Inc.                             COM      231021106         271       2,800 SH       Sole                  2,800
Danaher Corp.                            COM      235851102          15         280 SH       Sole                    280
Devon Energy Corp.                       COM      25179M103           4          75 SH       Sole                     75
Dover Corp.                              COM      260003108           6         110 SH       Sole                    110
EMC Corp.                                COM      268648102       6,264     244,401 SH       Sole                244,401
Edison International                     COM      281020107          42         900 SH       Sole                    900
Electronic Arts                          COM      285512109           2         122 SH       Sole                    122
Eli Lilly & Co.                          COM      532457108         330       7,681 SH       Sole                  7,681
EnCana Corp.                             COM      292505104       1,371      65,842 SH       Sole                 65,842
Exelis Inc.                              COM      30162A108          21       2,164 SH       Sole                  2,164
Exxon Mobil Corp.                        COM      30231G102       3,605      42,127 SH       Sole                 42,127
Fifth Third Bancorp                      COM      316773100          63       4,668 SH       Sole                  4,668
Firstenergy Corp.                        COM      337932107          97       1,970 SH       Sole                  1,970
Fiserv Inc.                              COM      337738108          12         170 SH       Sole                    170
Freeport-McMoran Copper & Gold           COM      35671D857           4         110 SH       Sole                    110
General Dynamics Corp.                   COM      369550108          33         500 SH       Sole                    500
General Electric Co.                     COM      369604103       5,212     250,076 SH       Sole                250,076
General Mills Inc.                       COM      370334104         116       3,000 SH       Sole                  3,000
Goldman Sachs Group Inc.                 COM      38141G104       1,746      18,212 SH       Sole                 18,212
Halliburton Co.                          COM      406216101           8         290 SH       Sole                    290
Hanesbrands Inc.                         COM      410345102         144       5,178 SH       Sole                  5,178
Harley-Davidson Inc.                     COM      412822108           3          60 SH       Sole                     60
Home Depot Inc.                          COM      437076102       7,307     137,890 SH       Sole                137,890
Honeywell International Inc.             COM      438516106       5,410      96,891 SH       Sole                 96,891
IDEX Corp.                               COM      45167R104          70       1,800 SH       Sole                  1,800
Illinois Tool Works Inc.                 COM      452308109          11         200 SH       Sole                    200
Ingredion Inc.                           COM      457187102           5         100 SH       Sole                    100
Intel Corp.                              COM      458140100       4,628     173,673 SH       Sole                173,673
International Business Machine           COM      459200101       7,779      39,774 SH       Sole                 39,774
Johnson & Johnson                        COM      478160104       4,136      61,222 SH       Sole                 61,222
Kellogg Co.                              COM      487836108         109       2,200 SH       Sole                  2,200
Kimberly-Clark Corp.                     COM      494368103       5,968      71,248 SH       Sole                 71,248
Kohl's Corp.                             COM      500255104       3,367      74,020 SH       Sole                 74,020
Korea Electric Power Corp. (AD           COM      500631106          30       2,700 SH       Sole                  2,700
Legg Mason Inc.                          COM      524901105           2          60 SH       Sole                     60
Lincoln National Corp.                   COM      534187109           2          70 SH       Sole                     70
Linear Technology Corp.                  COM      535678106           9         300 SH       Sole                    300
Lowe's Companies Inc.                    COM      548661107           3         110 SH       Sole                    110
Macy's Inc.                              COM      55616P104           3         100 SH       Sole                    100
Manpower Inc.                            COM      56418H100           4         105 SH       Sole                    105
Marathon Oil Corp.                       COM      565849106          36       1,400 SH       Sole                  1,400
Marathon Petroleum Corp.                 COM      56585A102          31         700 SH       Sole                    700
Martin Marietta Materials Inc.           COM      573284106          55         700 SH       Sole                    700
McCormick & Co. Inc.                     COM      579780206         121       2,000 SH       Sole                  2,000
MeadWestvaco Corp.                       COM      583334107         282       9,804 SH       Sole                  9,804
Medtronic Inc.                           COM      585055106       3,308      85,403 SH       Sole                 85,403
Merck & Co. Inc.                         COM      58933Y105         140       3,349 SH       Sole                  3,349
MetLife Inc.                             COM      59156R108       2,182      70,732 SH       Sole                 70,732
Micron Technology Inc.                   COM      595112103           3         500 SH       Sole                    500
Microsoft Corp.                          COM      594918104       5,697     186,223 SH       Sole                186,223
NV Energy Inc.                           COM      67073Y106          53       3,000 SH       Sole                  3,000
National Oilwell Varco Inc.              COM      637071101           8         120 SH       Sole                    120
News Corp.                               COM      65248E104         173       7,782 SH       Sole                  7,782
Nike Inc.                                COM      654106103         140       1,600 SH       Sole                  1,600
Norfolk Southern Corp.                   COM      655844108           6          81 SH       Sole                     81
ONEOK Inc.                               COM      682680103          17         400 SH       Sole                    400
Oracle Corp.                             COM      68389X105       4,519     152,167 SH       Sole                152,167
Pepsico Inc.                             COM      713448108       6,068      85,877 SH       Sole                 85,877
Pfizer Inc.                              COM      717081103          18         788 SH       Sole                    788
Phillips 66 Co.                          COM      718546104         603      18,153 SH       Sole                 18,153
Plum Creek Timber Co. Inc.               COM      729251108          40       1,000 SH       Sole                  1,000
Praxair Inc.                             COM      74005P104       4,753      43,711 SH       Sole                 43,711
QEP Resources Inc.                       COM      74733V100       1,636      54,587 SH       Sole                 54,587
Questar Corp.                            COM      748356102       1,911      91,597 SH       Sole                 91,597
Rayonier Inc.                            COM      754907103         119       2,654 SH       Sole                  2,654
Ryder Systems Inc.                       COM      783549108          26         729 SH       Sole                    729
SPDR S&P 500 (ETF)                       COM      78462F103         851       6,252 SH       Sole                  6,252
Schlumberger Ltd.                        COM      806857108          78       1,200 SH       Sole                  1,200
Sherwin-Williams Co.                     COM      824348106          86         650 SH       Sole                    650
St. Jude Medical Inc.                    COM      790849103          46       1,165 SH       Sole                  1,165
Teva Pharmaceutical Industries           COM      881624209       2,322      58,880 SH       Sole                 58,880
Thermo Fisher Scientific Inc.            COM      883556102           6         115 SH       Sole                    115
Transocean Ltd.                          COM      H8817H100         127       2,842 SH       Sole                  2,842
Tyco International Ltd.                  COM      h89128104         271       5,127 SH       Sole                  5,127
U.S. Bancorp                             COM      902973304       4,255     132,310 SH       Sole                132,310
Union Pacific Corp.                      COM      907818108       4,905      41,110 SH       Sole                 41,110
United Technologies Corp.                COM      913017109       5,366      71,044 SH       Sole                 71,044
VF Corp.                                 COM      918204108       4,691      35,150 SH       Sole                 35,150
Valero Energy Corp.                      COM      91913Y100           3         110 SH       Sole                    110
Varian Medical Systems Inc.              COM      92220P105          61       1,000 SH       Sole                  1,000
Vectren Corp.                            COM      92240G101          63       2,146 SH       Sole                  2,146
Wal-Mart Stores Inc.                     COM      931142103          13         185 SH       Sole                    185
Walt Disney Co.                          COM      254687106       7,340     151,344 SH       Sole                151,344
Waste Management Inc.                    COM      94106L109           4         120 SH       Sole                    120
WellPoint Inc.                           COM      94973V107          51         800 SH       Sole                    800
Wells Fargo & Co.                        COM      949746101       3,857     115,331 SH       Sole                115,331
Xylem Inc.                               COM      98419M100          54       2,164 SH       Sole                  2,164
Zimmer Holdings Inc.                     COM      98956P102           5          75 SH       Sole                     75
SPDR Gold Trust                          ETF      78463v107      10,896      70,212 SH       Sole                 70,212
Vanguard MSCI Emerging Markets           ETF      922042858       1,087      27,223 SH       Sole                 27,223
iShares MSCI EAFE Index                  ETF      464287465       7,913     158,403 SH       Sole                158,403
iShares Russell 2000 Index Fun           ETF      464287655       2,307      28,997 SH       Sole                 28,997